Financial Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Income and Expense [Line Items]
Interest income	$ 1,100
Non-cash income	$ 1,000
Warrant liability terms	5 years
Contingent consideration amount	$ 4,000
Interest charges	384	$ 355
OrbiMed Loan Facility [Member]
Financial Income and Expense [Line Items]
Interest charges	7,200
Innovatus Debt Extinguishment Costs [Member]
Financial Income and Expense [Line Items]
Interest charges	$ 3,100